Leases - Summary of As a lessor (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 84	$ 42
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 11	$ 3